Condensed Consolidated Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	128,846,064	128,326,243
Common stock, shares outstanding	128,846,064	128,326,243
Treasury stock, shares	100,000	100,000